Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Taxes Payable [Abstract]
Schedule of taxes payable
	December 31, 2021	December 31, 2020
	US$	US$
VAT payable	488,443	433,214
Income tax payable	1,521,767	1,253,258
Other tax payable	72,042	61,770
Total	2,082,252	1,748,242